Shareholders' Equity (Tables) - VIECO USA, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Shareholders' Equity (Tables) [Line Items]
Schedule of activity for all stock options granted
	Number of shares	Weighted average exercise price	Weighted average remaining contractual life

	(In thousands)	(In dollars)	(In years)
Balances as of December 31, 2020	8,842	$4.65	8.20
Granted	1,907	5.32
Exercised	(358)	4.85
Forfeited options	(1,408)	4.62
Balances as of September 30, 2021	8,983	4.78	6.82

Exercisable as of September 30, 2021	4,692	$4.84	5.33

	Shares available for grant	Number of shares granted	Weighted average exercise price	Weighted average remaining contractual term
	(In thousands)		(In dollars)	(In years)
Balances as of December 31, 2018	2,126	6,030	$4.81	8.61

Authorized	—	—
Granted	(1,587)	1,587	5.00
Exercised	—	(66)	4.82
Forfeited	507	(515)	4.92
Balances as of December 31, 2019	1,046	7,036	4.86	8.16

Authorized	6,180	—
Granted	(2,437)	2,437	4.08
Exercised	—	(87)	4.84
Forfeited	529	(544)	4.85
Balances as of December 31, 2020	5,318	8,842	4.65	8.16

Exercisable as of December 31, 2020	—	4,466	$4.84	6.81

Schedule of stock-based compensation expense
	Nine Months Ended September 30,
	2021	2020
	(In thousands)
Cost of revenue	$299	$—
Research and development	478	1,164
Selling, general and administrative	7,531	1,086
	$8,308	$2,250

	2020	2019
	(In thousands)
Research and development	1,413	1,674
Selling, general and administrative	1,741	1,854
Total stock-based compensation	$3,154	$3,528

Schedule of SARs activity
	Number of shares	Weighted average exercise price	Weighted average remaining contractual life

	(In thousands)	(In dollars)	(In years)
Balances as of December 31, 2020	291	$4.81	6.50
Granted	—
Vested	—
Forfeited	—
Balances as of September 30, 2021	291	4.81	6.50

SARs Outstanding
	Number of shares granted	Weighted average exercise price	Weighted average remaining contractual term
	(In thousands)	(In dollars)	(In years)
Balances as of December 31, 2018	291	$4.81	6.50

Granted	—
Exercised	—
Forfeited	—
Balances as of December 31, 2019	291	4.81	6.50

Granted	—
Exercised	—
Forfeited	—
Balances as of December 31, 2020	291	4.81	6.50

Schedule of weighted average assumptions used to value the options and SARs grants
Expected life (in years)	6.10
Volatility	60.00%
Risk-free interest rate	2.25
Dividend yield	—